Accumulated Other Comprehensive Income (Loss)	9 Months Ended
Sep. 30, 2017
Equity [Abstract]
Accumulated Other Comprehensive Income (Loss)
18.	ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

The components and changes of accumulated other comprehensive income (loss), net of related income tax effects, are as follows (in thousands):

Balance as of December 31, 2014	$83
Foreign currency translation adjustment	(397)
Unrealized gains on investment	91

Balance as of December 31, 2015	(223)
Foreign currency translation adjustment	(1,048)
Unrealized gains on investment	(33)

Balance as of December 31, 2016	(1,304)
Foreign currency translation adjustment	922
Unrealized gains on investment	(30)

Balance as of September 30, 2017 (unaudited)	$(412)